ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Current deferred income other than current contract liabilities		$ 0	$ 50,000
Description of useful life, intangible assets other than goodwill	Such expenditure is capitalised at cost within intangible assets and amortised over its expected useful life of 15 years
Carrying amounts	$ 56,987,000	51,343,000
Amortisation for discontinued operations	1,385,000	1,190,000	945,000
Impairment loss	2,177,000	1,408,000	11,105,000
Impairment loss recognised in other comprehensive income	2,144,000	1,596,000	5,833,000
Inventories, at net realisable value	$ 7,101,000	$ 7,648,000	$ 11,344,000
Percentage of gross inventory	27.40%	28.30%	36.30%
Estimate of provision, increase or decrease in percentage of gross inventory	2.00%
Capitalised development expenditure [member]
Disclosure of changes in accounting estimates [line items]
Carrying amounts	$ 23,568,000	$ 20,951,000
Amortisation for discontinued operations	6,115,000
2% of gross inventory [Member]
Disclosure of changes in accounting estimates [line items]
Change in allowance	$ 500,000	$ 500,000	$ 600,000